Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated statements of income
Net interest	€ 280,429	€ 368,019	€ 429,444
Interest expense	353,599	409,978	491,061
Interest income	€ 73,170	€ 41,959	€ 61,617